Contributed equity - Summary of Issued and Fully Paid Shares (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of shares
Shares issued (in shares)	2,350,372
Reconciliation of share capital
Equity	$ 39,843	$ 36,153	$ 35,170	$ 37,127
Shares issued	$ 35
Ordinary shares
Number of shares
Number of shares outstanding	1,901,100,143	1,898,749,771	1,898,749,771	1,898,749,771
Reconciliation of share capital
Equity	$ 29,036	$ 29,001	$ 29,001	$ 29,001